Share Capital - Summary of Share Capital (Detail) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
5.5% Preference shares [member]
Share capital issued
Opening number of shares	50,000	50,000
Closing number of shares	50,000	50,000	50,000
BHP Group Limited [member]
Share capital issued
Opening number of shares	2,945,851,394	2,945,851,394	3,211,691,105
Purchase of shares by ESOP Trusts	(7,587,353)	(5,975,189)	(6,854,057)
Employee share awards exercised following vesting	6,948,683	6,893,113	5,902,588
Movement in treasury shares under Employee Share Plans	638,670	(917,924)	951,469
Share bought back and cancelled			(265,839,711)
Closing number of shares	2,945,851,394	2,945,851,394	2,945,851,394
BHP Group Limited [member] | Shares held by the public [member]
Share capital issued
Opening number of shares	2,945,621,003	2,944,703,079
Closing number of shares	2,944,982,333	2,945,621,003	2,944,703,079
BHP Group Limited [member] | Treasury shares [member]
Share capital issued
Opening number of shares	230,391	1,148,315
Closing number of shares	869,061	230,391	1,148,315
BHP Group Limited [member] | Special Voting share of no par value [member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Group Limited [member] | DLC Dividend share [member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Group Plc [member]
Share capital issued
Opening number of shares	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(185,054)	(185,297)	(274,069)
Employee share awards exercised following vesting	173,644	222,245	275,984
Movement in treasury shares under Employee Share Plans	11,410	(36,948)	(1,915)
Closing number of shares	2,112,071,796	2,112,071,796	2,112,071,796
BHP Group Plc [member] | Shares held by the public [member]
Share capital issued
Opening number of shares	2,112,069,025	2,112,032,077
Closing number of shares	2,112,057,615	2,112,069,025	2,112,032,077
BHP Group Plc [member] | Treasury shares [member]
Share capital issued
Opening number of shares	2,771	39,719
Closing number of shares	14,181	2,771	39,719
BHP Group Plc [member] | Special Voting share of US$0.50 par value [member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Group Plc [member] | 5.5% Preference shares [member]
Share capital issued
Opening number of shares	50,000	50,000
Closing number of shares	50,000	50,000	50,000